Employee benefits - Defined Benefit Obligation Sensitivity Analysis (Details) € in Millions	Dec. 31, 2021 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	€ (54.6)
Effect on the post-employment benefit obligation with a 1% decrease	71.9
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	47.4
Effect on the post-employment benefit obligation with a 1% decrease	(38.7)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	15.2
Effect on the post-employment benefit obligation with a 1% decrease	(11.5)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	47.6
Effect on the post-employment benefit obligation with a 1% decrease	€ (37.0)